Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of Events After Reporting Period [abstract]
Subsequent Events

NOTE 54. SUBSEQUENT EVENTS
Irrevocable Contributions
On January 24, 2025, Tarjetas Regionales S.A. made a contribution to Naranja Digital Compañía Financiera S.A.U. for the amount of Ps.26,342,691.
On January 24, 2025, Grupo Financiero Galicia S.A. made a contribution in favor of its subsidiary Galicia Investments LLC for the amount of US$5,000.
On January 24, 2025, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Galicia Ventures LP in the amount of US$495,000.
Dividends
On March 18, 2025, Galicia Warrants S.A. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.1,000,000.
On March 31, 2025, Galicia Asset Management S.A.U. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.48,820,000.
On April 16, 2025, Tarjeta Naranja S.A.U. held an Ordinary and Extraordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.65,000,000.
On April 16, 2025, Tarjetas Regionales S.A. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.65,000,000.
On April 23, 2025, Banco de Galicia y Buenos Aires S.A.U. held an Ordinary and Extraordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.300,000,000 (in December, 2024 currency), payable in 10 monthly and consecutive installments in homogeneous currency as of the date of each payment, subject to the prior approval of the Argentine Central Bank and payable in the manner determined by said entity.
Debt Securities
On February 6, 2025, Banco de Galicia y Buenos Aires S.A.U. issued and placed Class XXI Debt Security. The aforementioned issuance was made for an amount of Ps.79,786,900, maturing 12 months from the issuance date. Interest will be accrued at Tamar rate plus a 2.75% margin, to be paid quarterly.
On February 6, 2025, Banco de Galicia y Buenos Aires S.A.U. issued and placed Class XXII Debt Security. The aforementioned issuance was made for an amount of US$73,823, maturing 6 months from the issuance date. Interest will be accrued at 4.15% margin, to be paid together with the full principal amount at maturity.
On March 10, 2025, Banco de Galicia y Buenos Aires S.A.U. issued and placed Class XXIII Debt Security. The aforementioned issuance was made for an amount of US$69,887, maturing on Nov 28, 2025 . Interest will be accrued at 4.75% margin, to be paid together with the full principal amount at maturity.
On April 16, 2025, Tarjeta Naranja S.A.U. approved the issuance of debt securities in one or more classes and/or series, under the frequent issuer regime, for a global nominal value of up to US$150,000.
Shareholders' meetings
Grupo Financiero Galicia S.A.
The Ordinary and Extraordinary Shareholders's Meeting held on August 20, 2024 resolved to approve a second share capital increase, in order to use the proceeds of the Pre-emptive Subscription Offer to make a total or partial payment of the HSBC Loans, in benefit of HSBC Latin America, in benefit of HSBC Latin America. Preferential Subscription Offer to make a total or partial payment of the HSBC Loans, in benefit of HSBC Latin America B.V. and HSBC Latin America Holdings (UK) Limited, as a consequence of the price adjustment of the transaction determined on December 6, 2024.
On February 13, 2025, 17,740,028 Class B ordinary shares were issued, with one (1) vote per share and a nominal value of $1 (one peso) each, allowing Grupo Galicia to cancel the obligations to HSBC mentioned in the preceding paragraph.
Sudamericana Holding S.A.
On February 13, 2025, an Extraordinary Shareholders' Meeting of Sudamericana Holding S.A. was held. At the aforementioned Meeting, among other items, it was resolved:
•to capitalize the Equity Adjustments by Ps. 76,496 and issue 76,495,766 ordinary, non-transferable registered shares, with one (1) vote per share and nominal value of $1 (one peso) each;
•to capitalize the contribution of Ps. 1,030,000 made by Banco de Galicia y Buenos Aires S.A.U., issuing 2,838,832 and an share premium of Ps. 1,027,161.
Corporate Reorganizations
On February 3, 2025, the Boards of Directors of Banco de Galicia y Buenos Aires S.A.U., Banco GGAL S.A., Galicia Asset Management S.A.U., GGAL Asset Management S.A.S.G.F.C.I., Sudamericana Holding S.A., GGAL Participaciones S.A.U. and GGAL Holdings S.A. resolved to initiate the necessary steps to carry out a Corporate Reorganization. The objective is to improve the organization and utilization of resources, as well as achieve more effective and efficient technical and administrative management. The Corporate Reorganization will consist of a spin-off-merger and mergers by absorption, in accordance with the dispositions of: (a) article 88, first paragraph, section I, and the article 82 of the General Companies Law No. 19,550, and its amendments ("LGS"), (b) articles 146, 151 and 152 of General Resolution 15/2024 of the IGJ, and (c) frame it as three simultaneous and concatenated tax-free business reorganizations between entities of the same economic group in accordance with the article 80 of the Income Tax Law, text ordered by Decree 824/2019 and its amendments (the "LIG").
As a result of this process, GGAL Holdings S.A. will be spun off, dissolved without liquidation, and absorbed as a result of a merger by Banco Galicia, Galicia Asset Management S.A.U., and Sudamericana Holding S.A.
GGAL Holding S.A. will transfer:
•99.985% of the shares in Banco GGAL S.A. to Banco de Galicia y Buenos Aires S.A.U.
•56.439% of the shares in GGAL Asset Management S.A S.G.F.C.I. to Galicia Asset Management S.A.U.
•98% of the shares in GGAL Seguros S.A. to Sudamericana Holding S.A.
•98% of the shares in GGAL Seguros de Retiro S.A. to Sudamericana Holding S.A.
•100%, of the shares in GGAL Participaciones S.A.U. to Sudamericana Holding S.A.
The mergers and acquisitions contemplated in the Corporate Reorganization will be carried out as follows:
•Unification of the banking business: Banco Galicia will absorb Banco GGAL S.A., which will be dissolved without liquidation, resulting in a single banking entity.
•Unification of the mutual fund management business: Galicia Asset Management S.A.U. will absorb GGAL Asset Management S.A., which will be dissolved without liquidation, thus consolidating the business into a single entity.
•Absorption of GGAL Participaciones S.A.U.: Sudamericana Holdings S.A. will absorb GGAL Participaciones S.A.U., which will be dissolved without liquidation.
On April 23, 2025, the Ordinary and Extraordinary Shareholders' Meetings of Banco de Galicia y Buenos Aires S.A.U., Banco GGAL S.A., Galicia Asset Management S.A.U., GGAL Asset Management S.A.S.G.F.C.I., Sudamericana Holding S.A., GGAL Participaciones S.A.U. and GGAL Holdings S.A. resolved, among others, to:
•to approve the Reorganization;
• to approve and ratify the Prior Commitment and all the steps taken by the Boards of Directors related to the Reorganization;
•to approve the Special Balance Sheets, the Spin-Off-Merger Special Balance Sheets and the Spin-Off-Merger Consolidated Balance Sheets as of December 31, 2024 with their respective supplementary documentation;
•to set January 1, 2025 as the effective date of the Reorganization for accounting and tax purposes; and
•to approve the Exchange Ratios resulting from the Spin-Off-Merger process and from the Merger process.
Likewise, the Shareholders' Meetings of Banco GGAL S.A., GGAL Asset Management S.A.S.G.F.C.I., GGAL Participaciones S.A.U. and GGAL Holdings S.A. approved the dissolution of these companies without liquidation.
Additionally, the Shareholders' Meetings of Banco de Galicia y Buenos Aires S.A.U., Galicia Asset Management S.A.U. Sudamericana Holding S.A. approved the following provisions with respect to capital:
Banco de Galicia y Buenos Aires S.A.U.:
In relation to the Spin-Off-Merger:
•To increase the capital stock in the amount of Ps,86,191, i.e. from Ps.668,549 to Ps.754,741;
•To issue 86,191,392 ordinary shares, with a par value of Ps.1 (one peso) each and with the right to one vote per share (Class “B” shares).
•Establish a share premium of Ps.6.59 for each share of V/N of Ps.1 (one peso), that is to say, a share premium for a total amount of Ps.567,765,361.
In relation to the Merger by Absorption:
•To increase the capital stock in the amount of Ps.21 , that is, from Ps.754,741 to Ps.754,762;
•To issue 21,278 ordinary shares, with par value of Ps.1 (one peso) each and with the right to one vote per share (Class “B” shares).
•Establish a share premium of Ps.6.59 per each share of Ps.1 (one peso) par value, that is to say, a share premium for Ps.140,139.
Galicia Asset Management S.A.U.:
In relation to the Spin-Off-Merger:
•To increase the capital stock in the amount of Ps,54,687, i.e. from Ps.103,813 to Ps.158,501;
•To issue 54,687,482 ordinary shares, with a par value of Ps.1 (one peso) each and with the right to one vote per share (Class “B” shares).
•Establish a share premium of Ps.0.18 for each share of V/N of Ps.1 (one peso), that is to say, a share premium for a total amount of Ps.28,161,993.
Sudamericana Holdings S.A.
In relation to the Spin-Off-Merger:
•To increase the capital stock in the amount of Ps,246,344, i.e. from Ps.112,052 to Ps.358,396;
•To issue 246,343,511 ordinary shares, with a par value of Ps.1 (one peso) each and with the right to one vote per share (Class “B” shares).
•Establish a share premium of Ps.0.43 for each share of V/N of Ps.1 (one peso), that is to say, a share premium for a total amount of Ps.105,745,127.
Agreements
On February 25, 2025, Grupo Financiero Galicia S.A. and Banco Santander S.A. celebrated an agreement for the implementation of a joint venture in order to enhance the growth and expansion of Nera's business.
The joint venture companies are Agri Tech Investments Argentina S.A.U. (‘Nera Argentina’), Nera Paraguay S.A. and Nera Uruguay S.A. As a result of this agreement, it was decided to set up a holding company in Spain, which will control the joint venture companies, and in which Grupo Galicia and Banco Santander S.A. will share equal political and economic control.
Amendments to the Current Exchange Regulations
Communication "A" 8226 of the Argentine Central Bank establishes important modifications to the current foreign exchange regulations. In particular, the foreign exchange restrictions for individuals have been eliminated, the transfer of dividends abroad has been allowed when they correspond to distributable profits obtained from profits realized in regular and audited financial statements for fiscal years beginning on or after 01.01.2025, and payments for imports have been made more flexible, favoring trade and investment. Likewise, the commercial exchange rate was unified and progress was made in simplifying access to the foreign exchange market.
These measures are complemented by strong external support, including a new EFF agreement with the IMF for US$20,000 million, of which US$15,000 million would be disbursed throughout 2025, and additional lines of credit with multilateral organizations and international banks for US$6,100 million.